Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BERNSTEIN SANFORD C FUND INC
Entity Central Index Key	0000832808
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000157745
Shareholder Report [Line Items]
Fund Name	California Municipal Portfolio
Class Name	Advisor Class
Trading Symbol	AICYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the California Municipal Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AICYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AICYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes, except Class C, outperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). Overall security selection contributed to performance, relative to the benchmark. In particular, security selection within multi-family housing bonds was additive, while yield-curve positioning detracted.

The Portfolio used interest rate swaps for hedging purposes, which added to overall performance.

Line Graph [Table Text Block]
	Advisor Class	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
07/16	$10,000	$10,000	$10,000
09/16	$9,991	$9,987	$9,989
09/17	$10,019	$10,074	$10,089
09/18	$10,011	$10,109	$10,070
09/19	$10,570	$10,974	$10,716
09/20	$10,849	$11,423	$11,156
09/21	$11,098	$11,723	$11,304
09/22	$10,274	$10,375	$10,451
09/23	$10,611	$10,651	$10,690
09/24	$11,488	$11,756	$11,484

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 07/25/16
Advisor Class	8.19%	1.67%	1.71%
Bloomberg Municipal Bond Unhedged	10.63%	5.67%	1.99%
Bloomberg 1-10 Yr Municipal Bond Blend	7.44%	1.39%	1.70%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AICYX-A for the most recent performance information.

Performance Inception Date	Jul. 25, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,030,808,218
Holdings Count | Holding	350
Advisory Fees Paid, Amount	$ 4,269,717
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,030,808,218
# of Portfolio Holdings	350
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$4,269,717

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.8%
AA	37.4%
A	22.8%
BBB	8.3%
BB	3.4%
B	0.3%
A-1+	5.1%
A-1	0.4%
SP-1+	3.9%
Pre-refunded	2.8%
Not Rated	7.8%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
California	91.2%
Guam	2.4%
New Jersey	1.5%
Puerto Rico	0.9%
Illinois	0.8%
Kentucky	0.5%
Wisconsin	0.3%
Georgia	0.2%
Michigan	0.2%
Ohio	0.1%
Pennsylvania	0.1%
Washington	0.1%
Other	1.0%
Other assets less liabilities	0.7%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000084881
Shareholder Report [Line Items]
Fund Name	California Municipal Portfolio
Class Name	Municipal Class
Trading Symbol	SNCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the California Municipal Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SNCAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SNCAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Class	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes, except Class C, outperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). Overall security selection contributed to performance, relative to the benchmark. In particular, security selection within multi-family housing bonds was additive, while yield-curve positioning detracted.

The Portfolio used interest rate swaps for hedging purposes, which added to overall performance.

Line Graph [Table Text Block]
	Municipal Class	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
09/14	$10,000	$10,000	$10,000
09/15	$10,161	$10,316	$10,222
09/16	$10,513	$10,892	$10,569
09/17	$10,537	$10,987	$10,675
09/18	$10,523	$11,025	$10,655
09/19	$11,101	$11,968	$11,339
09/20	$11,388	$12,458	$11,804
09/21	$11,641	$12,785	$11,961
09/22	$10,773	$11,315	$11,058
09/23	$11,120	$11,616	$11,311
09/24	$12,023	$12,821	$12,152

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Municipal Class	8.12%	1.61%	1.86%
Bloomberg Municipal Bond Unhedged	10.63%	5.67%	2.33%
Bloomberg 1-10 Yr Municipal Bond Blend	7.44%	1.39%	1.97%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/SNCAX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,030,808,218
Holdings Count | Holding	350
Advisory Fees Paid, Amount	$ 4,269,717
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,030,808,218
# of Portfolio Holdings	350
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$4,269,717

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.8%
AA	37.4%
A	22.8%
BBB	8.3%
BB	3.4%
B	0.3%
A-1+	5.1%
A-1	0.4%
SP-1+	3.9%
Pre-refunded	2.8%
Not Rated	7.8%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
California	91.2%
Guam	2.4%
New Jersey	1.5%
Puerto Rico	0.9%
Illinois	0.8%
Kentucky	0.5%
Wisconsin	0.3%
Georgia	0.2%
Michigan	0.2%
Ohio	0.1%
Pennsylvania	0.1%
Washington	0.1%
Other	1.0%
Other assets less liabilities	0.7%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000030481
Shareholder Report [Line Items]
Fund Name	California Municipal Portfolio
Class Name	Class A
Trading Symbol	AICAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the California Municipal Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AICAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AICAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes, except Class C, outperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). Overall security selection contributed to performance, relative to the benchmark. In particular, security selection within multi-family housing bonds was additive, while yield-curve positioning detracted.

The Portfolio used interest rate swaps for hedging purposes, which added to overall performance.

Line Graph [Table Text Block]
	Class A (with sales charges)	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
09/14	$9,699	$10,000	$10,000
09/15	$9,830	$10,316	$10,222
09/16	$10,150	$10,892	$10,569
09/17	$10,152	$10,987	$10,675
09/18	$10,119	$11,025	$10,655
09/19	$10,657	$11,968	$11,339
09/20	$10,911	$12,458	$11,804
09/21	$11,133	$12,785	$11,961
09/22	$10,281	$11,315	$11,058
09/23	$10,591	$11,616	$11,311
09/24	$11,438	$12,821	$12,152

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (without sales charges)	7.91%	1.42%	1.66%
Class A (with sales charges)	4.70%	0.80%	1.35%
Bloomberg Municipal Bond Unhedged	10.63%	5.67%	2.33%
Bloomberg 1-10 Yr Municipal Bond Blend	7.44%	1.39%	1.97%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AICAX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,030,808,218
Holdings Count | Holding	350
Advisory Fees Paid, Amount	$ 4,269,717
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,030,808,218
# of Portfolio Holdings	350
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$4,269,717

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.8%
AA	37.4%
A	22.8%
BBB	8.3%
BB	3.4%
B	0.3%
A-1+	5.1%
A-1	0.4%
SP-1+	3.9%
Pre-refunded	2.8%
Not Rated	7.8%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
California	91.2%
Guam	2.4%
New Jersey	1.5%
Puerto Rico	0.9%
Illinois	0.8%
Kentucky	0.5%
Wisconsin	0.3%
Georgia	0.2%
Michigan	0.2%
Ohio	0.1%
Pennsylvania	0.1%
Washington	0.1%
Other	1.0%
Other assets less liabilities	0.7%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000030483
Shareholder Report [Line Items]
Fund Name	California Municipal Portfolio
Class Name	Class C
Trading Symbol	ACMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the California Municipal Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACMCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ACMCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.50%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes, except Class C, outperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). Overall security selection contributed to performance, relative to the benchmark. In particular, security selection within multi-family housing bonds was additive, while yield-curve positioning detracted.

The Portfolio used interest rate swaps for hedging purposes, which added to overall performance.

Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
09/14	$10,000	$10,000	$10,000
09/15	$10,063	$10,316	$10,222
09/16	$10,314	$10,892	$10,569
09/17	$10,239	$10,987	$10,675
09/18	$10,121	$11,025	$10,655
09/19	$10,587	$11,968	$11,339
09/20	$10,759	$12,458	$11,804
09/21	$10,888	$12,785	$11,961
09/22	$9,986	$11,315	$11,058
09/23	$10,211	$11,616	$11,311
09/24	$10,942	$12,821	$12,152

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C	7.11%	0.66%	0.90%
Bloomberg Municipal Bond Unhedged	10.63%	5.67%	2.33%
Bloomberg 1-10 Yr Municipal Bond Blend	7.44%	1.39%	1.97%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ACMCX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,030,808,218
Holdings Count | Holding	350
Advisory Fees Paid, Amount	$ 4,269,717
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,030,808,218
# of Portfolio Holdings	350
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$4,269,717

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.8%
AA	37.4%
A	22.8%
BBB	8.3%
BB	3.4%
B	0.3%
A-1+	5.1%
A-1	0.4%
SP-1+	3.9%
Pre-refunded	2.8%
Not Rated	7.8%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
California	91.2%
Guam	2.4%
New Jersey	1.5%
Puerto Rico	0.9%
Illinois	0.8%
Kentucky	0.5%
Wisconsin	0.3%
Georgia	0.2%
Michigan	0.2%
Ohio	0.1%
Pennsylvania	0.1%
Washington	0.1%
Other	1.0%
Other assets less liabilities	0.7%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000083494
Shareholder Report [Line Items]
Fund Name	Overlay A Portfolio
Class Name	Class 1
Trading Symbol	SAOOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Overlay A Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/SAOOX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SAOOX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$113	0.97%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, Overlay A underperformed the S&P 500 index (the "benchmark") but outperformed the composite benchmark. This outperformance was due to duration extension, options strategies and tactical equity shifts. An overweight in risk assets also contributed positively. However, higher treasury yields, Middle East conflict and US economic concerns led to a temporary correction, prompting the Portfolio to neutralize its risk asset exposure. As the benchmark rallied, the Portfolio increased its equity exposure, driven by inflation trends and favorable central bank messaging. A reduced equity overweight followed a sell-off due to unexpected US data, but a measured US Federal Reserve (the "Fed") response and labor market normalization improved sentiment. Concerns about US growth, a BOJ hike and US election expectations raised fears of a hard landing. The Fed responded with a 0.50% rate cut, acknowledging progress in reducing inflation. The Portfolio maintained an overweight in return-seeking assets. During the 12-month period, the Portfolio used derivatives such as credit default swaps, futures, currency forwards and total return swaps for hedging and investment purposes, which added to performance, while purchased options detracted.

Performance Past Does Not Indicate Future [Text]
Line Graph [Table Text Block]
	Class 1	S&P 500 Index	47.2% Russell 3000/26.5% MSCI ACWI ex-US IMI(net)/6.3% MSCI ACWI Commodity Producers(net)/20% Bloomberg US Agg
09/14	$10,000	$10,000	$10,000
09/15	$9,714	$9,939	$9,466
09/16	$9,990	$11,472	$10,649
09/17	$11,393	$13,607	$12,205
09/18	$11,987	$16,044	$13,375
09/19	$11,812	$16,727	$13,682
09/20	$11,759	$19,260	$14,719
09/21	$14,835	$25,040	$18,296
09/22	$11,695	$21,165	$15,147
09/23	$11,781	$25,741	$17,689
09/24	$15,563	$35,098	$22,183

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class 1	32.10%	5.67%	4.52%
S&P 500 Index	36.35%	15.98%	13.38%
47.2% Russell 3000/26.5% MSCI ACWI ex-US IMI(net)/6.3% MSCI ACWI Commodity Producers(net)/20% Bloomberg US Agg	25.40%	10.15%	8.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 507,611,176
Holdings Count | Holding	252
Advisory Fees Paid, Amount	$ 3,505,124
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$507,611,176
# of Portfolio Holdings	252
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$3,505,124

Holdings [Text Block]

Portfolio BreakdownFootnote Reference1

Global Equity
US	60.7%
Developed International	17.2%
Emerging Markets	13.6%
Real Assets	6.6%
Global Bond
US	41.3%
Developed International	13.4%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Material Fund Change [Text Block]
C000083495
Shareholder Report [Line Items]
Fund Name	Overlay A Portfolio
Class Name	Class 2
Trading Symbol	SAOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Overlay A Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/SAOTX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SAOTX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$89	0.77%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, Overlay A underperformed the S&P 500 index (the "benchmark") but outperformed the composite benchmark. This outperformance was due to duration extension, options strategies and tactical equity shifts. An overweight in risk assets also contributed positively. However, higher treasury yields, Middle East conflict and US economic concerns led to a temporary correction, prompting the Portfolio to neutralize its risk asset exposure. As the benchmark rallied, the Portfolio increased its equity exposure, driven by inflation trends and favorable central bank messaging. A reduced equity overweight followed a sell-off due to unexpected US data, but a measured US Federal Reserve (the "Fed") response and labor market normalization improved sentiment. Concerns about US growth, a BOJ hike and US election expectations raised fears of a hard landing. The Fed responded with a 0.50% rate cut, acknowledging progress in reducing inflation. The Portfolio maintained an overweight in return-seeking assets. During the 12-month period, the Portfolio used derivatives such as credit default swaps, futures, currency forwards and total return swaps for hedging and investment purposes, which added to performance, while purchased options detracted.

Performance Past Does Not Indicate Future [Text]
Line Graph [Table Text Block]
	Class 2	S&P 500 Index	47.2% Russell 3000/26.5% MSCI ACWI ex-US IMI(net)/6.3% MSCI ACWI Commodity Producers(net)/20% Bloomberg US Agg
09/14	$10,000	$10,000	$10,000
09/15	$9,722	$9,939	$9,466
09/16	$10,027	$11,472	$10,649
09/17	$11,462	$13,607	$12,205
09/18	$12,077	$16,044	$13,375
09/19	$11,929	$16,727	$13,682
09/20	$11,899	$19,260	$14,719
09/21	$15,034	$25,040	$18,296
09/22	$11,873	$21,165	$15,147
09/23	$11,989	$25,741	$17,689
09/24	$15,870	$35,098	$22,183

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class 2	32.38%	5.88%	4.73%
S&P 500 Index	36.35%	15.98%	13.38%
47.2% Russell 3000/26.5% MSCI ACWI ex-US IMI(net)/6.3% MSCI ACWI Commodity Producers(net)/20% Bloomberg US Agg	25.40%	10.15%	8.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 507,611,176
Holdings Count | Holding	252
Advisory Fees Paid, Amount	$ 3,505,124
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$507,611,176
# of Portfolio Holdings	252
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$3,505,124

Holdings [Text Block]

Portfolio BreakdownFootnote Reference1

Global Equity
US	60.7%
Developed International	17.2%
Emerging Markets	13.6%
Real Assets	6.6%
Global Bond
US	41.3%
Developed International	13.4%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Material Fund Change [Text Block]
C000083498
Shareholder Report [Line Items]
Fund Name	Overlay B Portfolio
Class Name	Class 1
Trading Symbol	SBOOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Overlay B Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/SBOOX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SBOOX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$94	0.86%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, Overlay B outperformed the Bloomberg Global Aggregate Bond Index (the “benchmark”) and their current composite benchmark. This outperformance was due to duration extension, options strategies and tactical equity shifts. An overweight in risk assets also contributed positively. However, higher treasury yields, Middle East conflict and US economic concerns led to a temporary correction, prompting the Portfolio to neutralize its risk asset exposure. As the benchmark rallied, the Portfolio increased its equity exposure, driven by inflation trends and favorable central bank messaging. A reduced equity overweight followed a sell-off due to unexpected US data, but a measured US Federal Reserve (the “Fed”) response and labor market normalization improved sentiment. Concerns about US growth, a BOJ hike and US election expectations raised fears of a hard landing. The Fed responded with a 0.50% rate cut, acknowledging progress in reducing inflation. The Portfolio maintained an overweight in return-seeking assets. During the 12-month period, the Portfolio used derivatives in the form of inflation swaps, futures and total return swaps for hedging and investment purposes, which added to overall performance, while interest rate swaps, credit default swaps, currency forwards and purchased options detracted.

Line Graph [Table Text Block]
	Class 1	Bloomberg Global Aggregate Bond Index (USD hedged)	Blended Benchmark: 16.9% Russell 3000/9.8% MSCI AC ex-US IMI(net)/3.3% MSCI AC Cmmd Prod(net)/24.5% Bbg US Agg/24.5% Bbg Glob Ag
09/14	$10,000	$10,000	$10,000
09/15	$9,889	$10,314	$9,879
09/16	$10,466	$10,989	$10,699
09/17	$11,051	$10,969	$11,254
09/18	$11,264	$11,060	$11,653
09/19	$11,687	$12,237	$12,407
09/20	$12,103	$12,743	$13,257
09/21	$13,508	$12,672	$14,553
09/22	$11,334	$11,145	$12,624
09/23	$11,524	$11,378	$13,537
09/24	$13,621	$12,588	$15,656

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class 1	18.20%	3.11%	3.14%
Bloomberg Global Aggregate Bond Index (USD hedged)	10.63%	0.57%	2.33%
Blended Benchmark: 16.9% Russell 3000/9.8% MSCI AC ex-US IMI(net)/3.3% MSCI AC Cmmd Prod(net)/24.5% Bbg US Agg/24.5% Bbg Glob Ag	15.65%	4.76%	4.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 386,457,534
Holdings Count | Holding	617
Advisory Fees Paid, Amount	$ 2,343,952
InvestmentCompanyPortfolioTurnover	160.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$386,457,534
# of Portfolio Holdings	617
Portfolio Turnover Rate	160%
Total Advisory Fees Paid	$2,343,952

Holdings [Text Block]

Portfolio BreakdownFootnote Reference1

Global Equity
US	22.3%
Developed International	6.3%
Emerging Markets	5.0%
Global Credit
Investment Grade	10.5%
Real Assets	3.3%
Global Bond
US	51.7%
Developed International	15.6%
Linkers	25.4%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Material Fund Change [Text Block]
C000083499
Shareholder Report [Line Items]
Fund Name	Overlay B Portfolio
Class Name	Class 2
Trading Symbol	SBOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Overlay B Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/SBOTX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SBOTX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$78	0.71%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, Overlay B outperformed the Bloomberg Global Aggregate Bond Index (the “benchmark”) and their current composite benchmark. This outperformance was due to duration extension, options strategies and tactical equity shifts. An overweight in risk assets also contributed positively. However, higher treasury yields, Middle East conflict and US economic concerns led to a temporary correction, prompting the Portfolio to neutralize its risk asset exposure. As the benchmark rallied, the Portfolio increased its equity exposure, driven by inflation trends and favorable central bank messaging. A reduced equity overweight followed a sell-off due to unexpected US data, but a measured US Federal Reserve (the “Fed”) response and labor market normalization improved sentiment. Concerns about US growth, a BOJ hike and US election expectations raised fears of a hard landing. The Fed responded with a 0.50% rate cut, acknowledging progress in reducing inflation. The Portfolio maintained an overweight in return-seeking assets. During the 12-month period, the Portfolio used derivatives in the form of inflation swaps, futures and total return swaps for hedging and investment purposes, which added to overall performance, while interest rate swaps, credit default swaps, currency forwards and purchased options detracted.

Line Graph [Table Text Block]
	Class 2	Bloomberg Global Aggregate Bond Index (USD hedged)	Blended Benchmark: 16.9% Russell 3000/9.8% MSCI AC ex-US IMI(net)/3.3% MSCI AC Cmmd Prod(net)/24.5% Bbg US Agg/24.5% Bbg Glob Ag
09/14	$10,000	$10,000	$10,000
09/15	$9,902	$10,314	$9,879
09/16	$10,488	$10,989	$10,699
09/17	$11,099	$10,969	$11,254
09/18	$11,323	$11,060	$11,653
09/19	$11,772	$12,237	$12,407
09/20	$12,215	$12,743	$13,257
09/21	$13,637	$12,672	$14,553
09/22	$11,467	$11,145	$12,624
09/23	$11,680	$11,378	$13,537
09/24	$13,829	$12,588	$15,656

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class 2	18.40%	3.27%	3.29%
Bloomberg Global Aggregate Bond Index (USD hedged)	10.63%	0.57%	2.33%
Blended Benchmark: 16.9% Russell 3000/9.8% MSCI AC ex-US IMI(net)/3.3% MSCI AC Cmmd Prod(net)/24.5% Bbg US Agg/24.5% Bbg Glob Ag	15.65%	4.76%	4.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 386,457,534
Holdings Count | Holding	617
Advisory Fees Paid, Amount	$ 2,343,952
InvestmentCompanyPortfolioTurnover	160.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$386,457,534
# of Portfolio Holdings	617
Portfolio Turnover Rate	160%
Total Advisory Fees Paid	$2,343,952

Holdings [Text Block]

Portfolio BreakdownFootnote Reference1

Global Equity
US	22.3%
Developed International	6.3%
Emerging Markets	5.0%
Global Credit
Investment Grade	10.5%
Real Assets	3.3%
Global Bond
US	51.7%
Developed International	15.6%
Linkers	25.4%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Material Fund Change [Text Block]
C000083496
Shareholder Report [Line Items]
Fund Name	Tax-Aware Overlay A Portfolio
Class Name	Class 1
Trading Symbol	SATOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tax-Aware Overlay A Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/SATOX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SATOX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$110	0.95%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, Tax Aware Overlay A underperformed the S&P 500 Index (the “benchmark”) and outperformed their current composite benchmark. This outperformance was due to duration extension, options strategies and tactical equity shifts. An overweight in risk assets also contributed positively. However, higher treasury yields, Middle East conflict and US economic concerns led to a temporary correction, prompting the Portfolio to neutralize its risk asset exposure. As the benchmark rallied, the Portfolio increased its equity exposure, driven by inflation trends and favorable central bank messaging. A reduced equity overweight followed a sell-off due to unexpected US data, but a measured US Federal Reserve (the “Fed”) response and labor market normalization improved sentiment. Concerns about US growth, a BOJ hike and US election expectations raised fears of a hard landing. The Fed responded with a 0.50% rate cut, acknowledging progress in reducing inflation. The Portfolio maintained an overweight in return-seeking assets. During the 12-month period, the Portfolio used derivatives in the form of credit default swaps, futures, currency forwards and total return swaps for hedging and investment purposes, which added to overall performance, while purchased options detracted.

Performance Past Does Not Indicate Future [Text]
Line Graph [Table Text Block]
	Class 1	S&P 500 Index	47.2% Russell 3000/26.5% MSCI ACWI ex-US IMI(net)/6.3% MSCI ACWI Commodity Producers(net)/20% Bloomberg US Agg
09/14	$10,000	$10,000	$10,000
09/15	$9,755	$9,939	$9,476
09/16	$9,987	$11,472	$10,642
09/17	$11,384	$13,607	$12,204
09/18	$11,929	$16,044	$13,344
09/19	$11,776	$16,727	$13,653
09/20	$11,810	$19,260	$14,746
09/21	$14,827	$25,040	$18,313
09/22	$11,690	$21,165	$15,100
09/23	$11,747	$25,741	$17,608
09/24	$15,492	$35,098	$22,113

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class 1	31.88%	5.64%	4.47%
S&P 500 Index	36.35%	15.98%	13.38%
47.2% Russell 3000/26.5% MSCI ACWI ex-US IMI(net)/6.3% MSCI ACWI Commodity Producers(net)/20% Bloomberg US Agg	25.59%	10.12%	8.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,147,528,979
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 7,138,484
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,147,528,979
# of Portfolio Holdings	263
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$7,138,484

Holdings [Text Block]

Portfolio BreakdownFootnote Reference1

Global Equity
US	61.2%
Developed International	17.2%
Emerging Markets	13.6%
Real Assets	6.9%
Global Bond
US	53.8%
Developed International	-%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Material Fund Change [Text Block]
C000083497
Shareholder Report [Line Items]
Fund Name	Tax-Aware Overlay A Portfolio
Class Name	Class 2
Trading Symbol	SATTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tax-Aware Overlay A Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/SATTX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SATTX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$87	0.75%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, Tax Aware Overlay A underperformed the S&P 500 Index (the “benchmark”) and outperformed their current composite benchmark. This outperformance was due to duration extension, options strategies and tactical equity shifts. An overweight in risk assets also contributed positively. However, higher treasury yields, Middle East conflict and US economic concerns led to a temporary correction, prompting the Portfolio to neutralize its risk asset exposure. As the benchmark rallied, the Portfolio increased its equity exposure, driven by inflation trends and favorable central bank messaging. A reduced equity overweight followed a sell-off due to unexpected US data, but a measured US Federal Reserve (the “Fed”) response and labor market normalization improved sentiment. Concerns about US growth, a BOJ hike and US election expectations raised fears of a hard landing. The Fed responded with a 0.50% rate cut, acknowledging progress in reducing inflation. The Portfolio maintained an overweight in return-seeking assets. During the 12-month period, the Portfolio used derivatives in the form of credit default swaps, futures, currency forwards and total return swaps for hedging and investment purposes, which added to overall performance, while purchased options detracted.

Performance Past Does Not Indicate Future [Text]
Line Graph [Table Text Block]
	Class 2	S&P 500 Index	47.2% Russell 3000/26.5% MSCI ACWI ex-US IMI(net)/6.3% MSCI ACWI Commodity Producers(net)/20% Bloomberg US Agg
09/14	$10,000	$10,000	$10,000
09/15	$9,773	$9,939	$9,476
09/16	$10,029	$11,472	$10,642
09/17	$11,458	$13,607	$12,204
09/18	$12,024	$16,044	$13,344
09/19	$11,889	$16,727	$13,653
09/20	$11,956	$19,260	$14,746
09/21	$15,038	$25,040	$18,313
09/22	$11,883	$21,165	$15,100
09/23	$11,960	$25,741	$17,608
09/24	$15,795	$35,098	$22,113

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class 2	32.07%	5.85%	4.68%
S&P 500 Index	36.35%	15.98%	13.38%
47.2% Russell 3000/26.5% MSCI ACWI ex-US IMI(net)/6.3% MSCI ACWI Commodity Producers(net)/20% Bloomberg US Agg	25.59%	10.12%	8.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,147,528,979
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 7,138,484
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,147,528,979
# of Portfolio Holdings	263
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$7,138,484

Holdings [Text Block]

Portfolio BreakdownFootnote Reference1

Global Equity
US	61.2%
Developed International	17.2%
Emerging Markets	13.6%
Real Assets	6.9%
Global Bond
US	53.8%
Developed International	-%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Material Fund Change [Text Block]
C000157746
Shareholder Report [Line Items]
Fund Name	Diversified Municipal Portfolio
Class Name	Advisor Class
Trading Symbol	AIDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AIDYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AIDYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes, except Class C, outperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). Class C underperformed the benchmark and its Lipper peer group average. Overall security selection contributed, relative to the benchmark. In particular, security selection within multi-family housing was additive, while yield-curve positioning detracted.

The Portfolio used interest rate swaps for hedging purposes, which added to overall performance.

Line Graph [Table Text Block]
	Advisor Class	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
06/15	$10,000	$10,000	$10,000
09/15	$10,134	$10,189	$10,149
09/16	$10,475	$10,757	$10,494
09/17	$10,512	$10,852	$10,599
09/18	$10,461	$10,889	$10,579
09/19	$11,112	$11,820	$11,258
09/20	$11,457	$12,304	$11,720
09/21	$11,785	$12,627	$11,876
09/22	$10,859	$11,175	$10,979
09/23	$11,168	$11,473	$11,230
09/24	$12,095	$12,663	$12,065

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 06/26/15
Advisor Class	8.22%	1.70%	2.07%
Bloomberg Municipal Bond Unhedged	10.63%	5.67%	2.58%
Bloomberg 1-10 Yr Municipal Bond Blend	7.44%	1.39%	2.05%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AIDYX-A for the most recent performance information.

Performance Inception Date	Jun. 26, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 5,044,305,341
Holdings Count | Holding	944
Advisory Fees Paid, Amount	$ 17,994,055
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,044,305,341
# of Portfolio Holdings	944
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$17,994,055

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.3%
AA	38.2%
A	27.5%
BBB	9.6%
BB	2.1%
B	0.1%
A-1+	0.7%
A-1	0.1%
SP-1+	2.4%
SP-1	0.4%
Pre-refunded	7.1%
Not Rated	3.5%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	10.7%
California	7.7%
Pennsylvania	6.8%
New Jersey	6.5%
Texas	6.2%
Illinois	6.2%
Florida	4.3%
South Carolina	4.0%
Michigan	3.7%
Washington	3.7%
Colorado	3.2%
Wisconsin	2.8%
Connecticut	2.6%
Alabama	2.2%
Other	28.8%
Other assets less liabilities	0.6%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000030490
Shareholder Report [Line Items]
Fund Name	Diversified Municipal Portfolio
Class Name	Class A
Trading Symbol	AIDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AIDAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AIDAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes, except Class C, outperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). Class C underperformed the benchmark and its Lipper peer group average. Overall security selection contributed, relative to the benchmark. In particular, security selection within multi-family housing was additive, while yield-curve positioning detracted.

The Portfolio used interest rate swaps for hedging purposes, which added to overall performance.

Line Graph [Table Text Block]
	Class A (with sales charges)	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
09/14	$9,700	$10,000	$10,000
09/15	$9,830	$10,316	$10,222
09/16	$10,139	$10,892	$10,569
09/17	$10,150	$10,987	$10,675
09/18	$10,076	$11,025	$10,655
09/19	$10,680	$11,968	$11,339
09/20	$10,976	$12,458	$11,804
09/21	$11,262	$12,785	$11,961
09/22	$10,353	$11,315	$11,058
09/23	$10,620	$11,616	$11,311
09/24	$11,471	$12,821	$12,152

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (without sales charges)	7.93%	1.43%	1.69%
Class A (with sales charges)	4.73%	0.81%	1.38%
Bloomberg Municipal Bond Unhedged	10.63%	5.67%	2.33%
Bloomberg 1-10 Yr Municipal Bond Blend	7.44%	1.39%	1.97%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AIDAX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 5,044,305,341
Holdings Count | Holding	944
Advisory Fees Paid, Amount	$ 17,994,055
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,044,305,341
# of Portfolio Holdings	944
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$17,994,055

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.3%
AA	38.2%
A	27.5%
BBB	9.6%
BB	2.1%
B	0.1%
A-1+	0.7%
A-1	0.1%
SP-1+	2.4%
SP-1	0.4%
Pre-refunded	7.1%
Not Rated	3.5%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	10.7%
California	7.7%
Pennsylvania	6.8%
New Jersey	6.5%
Texas	6.2%
Illinois	6.2%
Florida	4.3%
South Carolina	4.0%
Michigan	3.7%
Washington	3.7%
Colorado	3.2%
Wisconsin	2.8%
Connecticut	2.6%
Alabama	2.2%
Other	28.8%
Other assets less liabilities	0.6%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000030492
Shareholder Report [Line Items]
Fund Name	Diversified Municipal Portfolio
Class Name	Class C
Trading Symbol	AIMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AIMCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AIMCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	1.44%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes, except Class C, outperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). Class C underperformed the benchmark and its Lipper peer group average. Overall security selection contributed, relative to the benchmark. In particular, security selection within multi-family housing was additive, while yield-curve positioning detracted.

The Portfolio used interest rate swaps for hedging purposes, which added to overall performance.

Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
09/14	$10,000	$10,000	$10,000
09/15	$10,062	$10,316	$10,222
09/16	$10,301	$10,892	$10,569
09/17	$10,235	$10,987	$10,675
09/18	$10,077	$11,025	$10,655
09/19	$10,601	$11,968	$11,339
09/20	$10,821	$12,458	$11,804
09/21	$11,020	$12,785	$11,961
09/22	$10,046	$11,315	$11,058
09/23	$10,237	$11,616	$11,311
09/24	$10,972	$12,821	$12,152

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C	7.13%	0.68%	0.93%
Bloomberg Municipal Bond Unhedged	10.63%	5.67%	2.33%
Bloomberg 1-10 Yr Municipal Bond Blend	7.44%	1.39%	1.97%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AIMCX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 5,044,305,341
Holdings Count | Holding	944
Advisory Fees Paid, Amount	$ 17,994,055
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,044,305,341
# of Portfolio Holdings	944
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$17,994,055

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.3%
AA	38.2%
A	27.5%
BBB	9.6%
BB	2.1%
B	0.1%
A-1+	0.7%
A-1	0.1%
SP-1+	2.4%
SP-1	0.4%
Pre-refunded	7.1%
Not Rated	3.5%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	10.7%
California	7.7%
Pennsylvania	6.8%
New Jersey	6.5%
Texas	6.2%
Illinois	6.2%
Florida	4.3%
South Carolina	4.0%
Michigan	3.7%
Washington	3.7%
Colorado	3.2%
Wisconsin	2.8%
Connecticut	2.6%
Alabama	2.2%
Other	28.8%
Other assets less liabilities	0.6%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000202546
Shareholder Report [Line Items]
Fund Name	Diversified Municipal Portfolio
Class Name	Class Z
Trading Symbol	AIDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AIDZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AIDZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes, except Class C, outperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). Class C underperformed the benchmark and its Lipper peer group average. Overall security selection contributed, relative to the benchmark. In particular, security selection within multi-family housing was additive, while yield-curve positioning detracted.

The Portfolio used interest rate swaps for hedging purposes, which added to overall performance.

Line Graph [Table Text Block]
	Class Z	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
07/18	$10,000	$10,000	$10,000
09/18	$9,988	$9,982	$9,992
09/19	$10,617	$10,836	$10,633
09/20	$10,943	$11,279	$11,069
09/21	$11,258	$11,576	$11,216
09/22	$10,377	$10,244	$10,369
09/23	$10,674	$10,517	$10,606
09/24	$11,562	$11,608	$11,395

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 07/02/18
Class Z	8.23%	1.71%	2.35%
Bloomberg Municipal Bond Unhedged	10.63%	5.67%	2.41%
Bloomberg 1-10 Yr Municipal Bond Blend	7.44%	1.39%	2.11%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AIDZX-A for the most recent performance information.

Performance Inception Date	Jul. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 5,044,305,341
Holdings Count | Holding	944
Advisory Fees Paid, Amount	$ 17,994,055
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,044,305,341
# of Portfolio Holdings	944
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$17,994,055

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.3%
AA	38.2%
A	27.5%
BBB	9.6%
BB	2.1%
B	0.1%
A-1+	0.7%
A-1	0.1%
SP-1+	2.4%
SP-1	0.4%
Pre-refunded	7.1%
Not Rated	3.5%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	10.7%
California	7.7%
Pennsylvania	6.8%
New Jersey	6.5%
Texas	6.2%
Illinois	6.2%
Florida	4.3%
South Carolina	4.0%
Michigan	3.7%
Washington	3.7%
Colorado	3.2%
Wisconsin	2.8%
Connecticut	2.6%
Alabama	2.2%
Other	28.8%
Other assets less liabilities	0.6%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000084883
Shareholder Report [Line Items]
Fund Name	Diversified Municipal Portfolio
Class Name	Municipal Class
Trading Symbol	SNDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SNDPX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SNDPX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Class	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes, except Class C, outperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). Class C underperformed the benchmark and its Lipper peer group average. Overall security selection contributed, relative to the benchmark. In particular, security selection within multi-family housing was additive, while yield-curve positioning detracted.

The Portfolio used interest rate swaps for hedging purposes, which added to overall performance.

Line Graph [Table Text Block]
	Municipal Class	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
09/14	$10,000	$10,000	$10,000
09/15	$10,169	$10,316	$10,222
09/16	$10,515	$10,892	$10,569
09/17	$10,554	$10,987	$10,675
09/18	$10,506	$11,025	$10,655
09/19	$11,158	$11,968	$11,339
09/20	$11,492	$12,458	$11,804
09/21	$11,813	$12,785	$11,961
09/22	$10,880	$11,315	$11,058
09/23	$11,185	$11,616	$11,311
09/24	$12,096	$12,821	$12,152

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Municipal Class	8.15%	1.63%	1.92%
Bloomberg Municipal Bond Unhedged	10.63%	5.67%	2.33%
Bloomberg 1-10 Yr Municipal Bond Blend	7.44%	1.39%	1.97%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/SNDPX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 5,044,305,341
Holdings Count | Holding	944
Advisory Fees Paid, Amount	$ 17,994,055
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,044,305,341
# of Portfolio Holdings	944
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$17,994,055

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.3%
AA	38.2%
A	27.5%
BBB	9.6%
BB	2.1%
B	0.1%
A-1+	0.7%
A-1	0.1%
SP-1+	2.4%
SP-1	0.4%
Pre-refunded	7.1%
Not Rated	3.5%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	10.7%
California	7.7%
Pennsylvania	6.8%
New Jersey	6.5%
Texas	6.2%
Illinois	6.2%
Florida	4.3%
South Carolina	4.0%
Michigan	3.7%
Washington	3.7%
Colorado	3.2%
Wisconsin	2.8%
Connecticut	2.6%
Alabama	2.2%
Other	28.8%
Other assets less liabilities	0.6%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000164576
Shareholder Report [Line Items]
Fund Name	AB Emerging Markets Portfolio
Class Name	Class Z
Trading Symbol	EGMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Emerging Markets Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/EGMZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/EGMZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$120	1.08%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, the Portfolio underperformed the Morgan Stanley Capital International Emerging Markets (“MSCI EM”) Index (net) (the “benchmark”) and the Lipper Emerging Markets Funds Average (the “Lipper Average”). Security and currency selection, detracted from performance, relative to the benchmark. Specifically, security selection within consumer discretionary and technology detracted, while selection within financials and materials contributed. Sector selection contributed positively due to an overweight to technology and an underweight to materials.

The Portfolio used derivatives in the form of currency forwards for hedging purposes,which had no material impact on absolute performance during the 12-month period.

Line Graph [Table Text Block]
	Class Z	MSCI EM Index (net)
01/16	$10,000	$10,000
09/16	$13,188	$12,989
09/17	$15,882	$15,907
09/18	$14,552	$15,778
09/19	$14,457	$15,460
09/20	$15,372	$17,089
09/21	$19,300	$20,200
09/22	$13,812	$14,521
09/23	$15,552	$16,220
09/24	$19,124	$20,445

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 01/15/16
Class Z	22.96%	5.76%	7.73%
MSCI EM Index (net)	26.05%	5.75%	8.55%

Performance Inception Date	Jan. 15, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,201,372,932
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 10,459,430
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,201,372,932
# of Portfolio Holdings	150
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$10,459,430

Holdings [Text Block]

Sector Allocation

Value	Value
Financials	28.0%
Information Technology	25.6%
Consumer Discretionary	15.8%
Communication Services	7.0%
Industrials	4.7%
Utilities	4.0%
Real Estate	3.4%
Materials	3.4%
Consumer Staples	3.0%
Health Care	2.3%
Energy	2.0%
Short-Term Investments	1.0%
Other assets less liabilities	-0.2%

Country Breakdown

Value	Value
China	27.5%
Taiwan	14.7%
South Korea	14.1%
India	12.6%
Brazil	7.3%
Saudi Arabia	3.0%
United Arab Emirates	3.0%
United States	2.7%
Indonesia	2.4%
Vietnam	2.0%
Philippines	2.0%
Greece	1.8%
Mexico	1.3%
Kazakhstan	1.2%
Others	3.6%
Short-Term Investments	1.0%
Other assets less liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$90,332,896	7.5%
Tencent Holdings Ltd.	$50,094,400	4.2%
Samsung Electronics Co., Ltd.	$42,719,616	3.6%
SK Hynix, Inc.	$28,465,608	2.4%
Meituan - Class B	$24,845,388	2.1%
MediaTek, Inc.	$24,140,371	2.0%
PDD Holdings, Inc.	$22,510,574	1.9%
FPT Corp. Macquarie Bank Ltd., expiring 3/10/2025	$21,878,106	1.8%
KB Financial Group, Inc.	$21,296,040	1.8%
Emaar Properties PJSC	$17,515,897	1.5%
Total	$343,798,896	28.8%

Material Fund Change [Text Block]
C000030493
Shareholder Report [Line Items]
Fund Name	AB Emerging Markets Portfolio
Class Name	Emerging Markets Class
Trading Symbol	SNEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Emerging Markets Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/SNEMX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SNEMX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Class	$145	1.30%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, the Portfolio underperformed the Morgan Stanley Capital International Emerging Markets (“MSCI EM”) Index (net) (the “benchmark”) and the Lipper Emerging Markets Funds Average (the “Lipper Average”). Security and currency selection, detracted from performance, relative to the benchmark. Specifically, security selection within consumer discretionary and technology detracted, while selection within financials and materials contributed. Sector selection contributed positively due to an overweight to technology and an underweight to materials.

The Portfolio used derivatives in the form of currency forwards for hedging purposes,which had no material impact on absolute performance during the 12-month period.

Line Graph [Table Text Block]
	Emerging Markets Class	MSCI EM Index (net)
09/14	$9,899	$10,000
09/15	$8,197	$8,072
09/16	$9,675	$9,426
09/17	$11,625	$11,544
09/18	$10,625	$11,450
09/19	$10,528	$11,219
09/20	$11,164	$12,401
09/21	$13,978	$14,659
09/22	$9,980	$10,538
09/23	$11,210	$11,770
09/24	$13,758	$14,837

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Emerging Markets Class	22.73%	5.50%	3.35%
MSCI EM Index (net)	26.05%	5.75%	4.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,201,372,932
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 10,459,430
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,201,372,932
# of Portfolio Holdings	150
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$10,459,430

Holdings [Text Block]

Sector Allocation

Value	Value
Financials	28.0%
Information Technology	25.6%
Consumer Discretionary	15.8%
Communication Services	7.0%
Industrials	4.7%
Utilities	4.0%
Real Estate	3.4%
Materials	3.4%
Consumer Staples	3.0%
Health Care	2.3%
Energy	2.0%
Short-Term Investments	1.0%
Other assets less liabilities	-0.2%

Country Breakdown

Value	Value
China	27.5%
Taiwan	14.7%
South Korea	14.1%
India	12.6%
Brazil	7.3%
Saudi Arabia	3.0%
United Arab Emirates	3.0%
United States	2.7%
Indonesia	2.4%
Vietnam	2.0%
Philippines	2.0%
Greece	1.8%
Mexico	1.3%
Kazakhstan	1.2%
Others	3.6%
Short-Term Investments	1.0%
Other assets less liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$90,332,896	7.5%
Tencent Holdings Ltd.	$50,094,400	4.2%
Samsung Electronics Co., Ltd.	$42,719,616	3.6%
SK Hynix, Inc.	$28,465,608	2.4%
Meituan - Class B	$24,845,388	2.1%
MediaTek, Inc.	$24,140,371	2.0%
PDD Holdings, Inc.	$22,510,574	1.9%
FPT Corp. Macquarie Bank Ltd., expiring 3/10/2025	$21,878,106	1.8%
KB Financial Group, Inc.	$21,296,040	1.8%
Emaar Properties PJSC	$17,515,897	1.5%
Total	$343,798,896	28.8%

Material Fund Change [Text Block]
C000213292
Shareholder Report [Line Items]
Fund Name	Intermediate Duration Portfolio
Class Name	Advisor Class
Trading Symbol	IDPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Intermediate Duration Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/IDPYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/IDPYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, all share classes outperformed the Bloomberg US Aggregate Bond Index (the “benchmark”) and, except Class Z. Security selection contributed the most, relative to the benchmark, mainly due to selections in US asset-backed securities, investment-grade corporate bonds, US agency mortgage-backed securities and US commercial mortgage-backed securities. Sector allocation also contributed, namely an off-benchmark exposure to agency risk-sharing securities and an underweight to US Treasuries, which was partially offset by a loss from an underweight to US investment grade corporates. Yield-curve positioning also contributed to results, mainly from an overweight to the six-month part of the US curve that was partially offset by overweights to the two- and 10-year parts of the curve. Country allocation was a minor detractor to performance. Currency decisions did not impact results.

During the 12-month period, futures and interest rate swaps were used to manage and hedge duration risk and/or to take active yield-curve positioning. Currency forwards were used to hedge foreign currency exposure, while credit default swaps were used to hedge credit risk and as a tool to effectively gain exposure to specific sectors.

Line Graph [Table Text Block]
	Advisor Class	Bloomberg U.S. Aggregate Bond Index
07/19	$10,000	$10,000
09/19	$10,172	$10,218
09/20	$10,708	$10,932
09/21	$10,642	$10,834
09/22	$9,010	$9,252
09/23	$9,038	$9,312
09/24	$10,128	$10,389

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 07/22/19
Advisor Class	11.94%	-0.09%	0.25%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	0.74%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/IDPYX-A for the most recent performance information.

Performance Inception Date	Jul. 22, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 4,155,103,491
Holdings Count | Holding	693
Advisory Fees Paid, Amount	$ 15,937,399
InvestmentCompanyPortfolioTurnover	195.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$4,155,103,491
# of Portfolio Holdings	693
Portfolio Turnover Rate	195%
Total Advisory Fees Paid	$15,937,399

Holdings [Text Block]

Portfolio Breakdown

Value	Value
Governments - Treasuries	35.6%
Corporates - Investment Grade	23.4%
Mortgage Pass-Throughs	22.0%
Collateralized Mortgage Obligations	6.3%
Asset-Backed Securities	5.4%
Commercial Mortgage-Backed Securities	2.1%
Collateralized Loan Obligations	1.5%
Inflation-Linked Securities	1.5%
Other	3.4%
Short-Term Investments	6.9%
Other assets less liabilities	-8.1%

Material Fund Change [Text Block]
C000213293
Shareholder Report [Line Items]
Fund Name	Intermediate Duration Portfolio
Class Name	Class A
Trading Symbol	IDPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Intermediate Duration Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/IDPAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/IDPAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, all share classes outperformed the Bloomberg US Aggregate Bond Index (the “benchmark”) and, except Class Z. Security selection contributed the most, relative to the benchmark, mainly due to selections in US asset-backed securities, investment-grade corporate bonds, US agency mortgage-backed securities and US commercial mortgage-backed securities. Sector allocation also contributed, namely an off-benchmark exposure to agency risk-sharing securities and an underweight to US Treasuries, which was partially offset by a loss from an underweight to US investment grade corporates. Yield-curve positioning also contributed to results, mainly from an overweight to the six-month part of the US curve that was partially offset by overweights to the two- and 10-year parts of the curve. Country allocation was a minor detractor to performance. Currency decisions did not impact results.

During the 12-month period, futures and interest rate swaps were used to manage and hedge duration risk and/or to take active yield-curve positioning. Currency forwards were used to hedge foreign currency exposure, while credit default swaps were used to hedge credit risk and as a tool to effectively gain exposure to specific sectors.

Line Graph [Table Text Block]
	Class A (with sales charges)	Bloomberg U.S. Aggregate Bond Index
07/19	$10,000	$10,000
09/19	$11,205	$10,218
09/20	$11,774	$10,932
09/21	$11,673	$10,834
09/22	$9,859	$9,252
09/23	$9,864	$9,312
09/24	$11,023	$10,389

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 07/22/19
Class A (without sales charges)	11.65%	-0.33%	0.01%
Class A (with sales charges)	6.90%	-1.19%	-0.82%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	0.74%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/IDPAX-A for the most recent performance information.

Performance Inception Date	Jul. 22, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 4,155,103,491
Holdings Count | Holding	693
Advisory Fees Paid, Amount	$ 15,937,399
InvestmentCompanyPortfolioTurnover	195.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$4,155,103,491
# of Portfolio Holdings	693
Portfolio Turnover Rate	195%
Total Advisory Fees Paid	$15,937,399

Holdings [Text Block]

Portfolio Breakdown

Value	Value
Governments - Treasuries	35.6%
Corporates - Investment Grade	23.4%
Mortgage Pass-Throughs	22.0%
Collateralized Mortgage Obligations	6.3%
Asset-Backed Securities	5.4%
Commercial Mortgage-Backed Securities	2.1%
Collateralized Loan Obligations	1.5%
Inflation-Linked Securities	1.5%
Other	3.4%
Short-Term Investments	6.9%
Other assets less liabilities	-8.1%

Material Fund Change [Text Block]
C000213294
Shareholder Report [Line Items]
Fund Name	Intermediate Duration Portfolio
Class Name	Class Z
Trading Symbol	IDPZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Intermediate Duration Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/IDPZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/IDPZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, all share classes outperformed the Bloomberg US Aggregate Bond Index (the “benchmark”) and, except Class Z. Security selection contributed the most, relative to the benchmark, mainly due to selections in US asset-backed securities, investment-grade corporate bonds, US agency mortgage-backed securities and US commercial mortgage-backed securities. Sector allocation also contributed, namely an off-benchmark exposure to agency risk-sharing securities and an underweight to US Treasuries, which was partially offset by a loss from an underweight to US investment grade corporates. Yield-curve positioning also contributed to results, mainly from an overweight to the six-month part of the US curve that was partially offset by overweights to the two- and 10-year parts of the curve. Country allocation was a minor detractor to performance. Currency decisions did not impact results.

During the 12-month period, futures and interest rate swaps were used to manage and hedge duration risk and/or to take active yield-curve positioning. Currency forwards were used to hedge foreign currency exposure, while credit default swaps were used to hedge credit risk and as a tool to effectively gain exposure to specific sectors.

Line Graph [Table Text Block]
	Class Z	Bloomberg U.S. Aggregate Bond Index
07/19	$10,000	$10,000
09/19	$10,188	$10,218
09/20	$10,817	$10,932
09/21	$10,775	$10,834
09/22	$9,139	$9,252
09/23	$9,169	$9,312
09/24	$10,284	$10,389

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 07/22/19
Class Z	12.05%	0.17%	0.54%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	0.74%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/IDPZX-A for the most recent performance information.

Performance Inception Date	Jul. 22, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 4,155,103,491
Holdings Count | Holding	693
Advisory Fees Paid, Amount	$ 15,937,399
InvestmentCompanyPortfolioTurnover	195.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$4,155,103,491
# of Portfolio Holdings	693
Portfolio Turnover Rate	195%
Total Advisory Fees Paid	$15,937,399

Holdings [Text Block]

Portfolio Breakdown

Value	Value
Governments - Treasuries	35.6%
Corporates - Investment Grade	23.4%
Mortgage Pass-Throughs	22.0%
Collateralized Mortgage Obligations	6.3%
Asset-Backed Securities	5.4%
Commercial Mortgage-Backed Securities	2.1%
Collateralized Loan Obligations	1.5%
Inflation-Linked Securities	1.5%
Other	3.4%
Short-Term Investments	6.9%
Other assets less liabilities	-8.1%

Material Fund Change [Text Block]
C000030494
Shareholder Report [Line Items]
Fund Name	Intermediate Duration Portfolio
Class Name	Intermediate Duration Class
Trading Symbol	SNIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Intermediate Duration Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/SNIDX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SNIDX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Duration Class	$60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, all share classes outperformed the Bloomberg US Aggregate Bond Index (the “benchmark”) and, except Class Z. Security selection contributed the most, relative to the benchmark, mainly due to selections in US asset-backed securities, investment-grade corporate bonds, US agency mortgage-backed securities and US commercial mortgage-backed securities. Sector allocation also contributed, namely an off-benchmark exposure to agency risk-sharing securities and an underweight to US Treasuries, which was partially offset by a loss from an underweight to US investment grade corporates. Yield-curve positioning also contributed to results, mainly from an overweight to the six-month part of the US curve that was partially offset by overweights to the two- and 10-year parts of the curve. Country allocation was a minor detractor to performance. Currency decisions did not impact results.

During the 12-month period, futures and interest rate swaps were used to manage and hedge duration risk and/or to take active yield-curve positioning. Currency forwards were used to hedge foreign currency exposure, while credit default swaps were used to hedge credit risk and as a tool to effectively gain exposure to specific sectors.

Line Graph [Table Text Block]
	Intermediate Duration Class	Bloomberg U.S. Aggregate Bond Index
09/14	$10,000	$10,000
09/15	$10,256	$10,294
09/16	$10,905	$10,829
09/17	$10,982	$10,836
09/18	$10,856	$10,705
09/19	$11,909	$11,807
09/20	$12,665	$12,632
09/21	$12,637	$12,518
09/22	$10,709	$10,691
09/23	$10,756	$10,760
09/24	$12,051	$12,004

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Intermediate Duration Class	12.04%	0.24%	1.88%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/SNIDX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 4,155,103,491
Holdings Count | Holding	693
Advisory Fees Paid, Amount	$ 15,937,399
InvestmentCompanyPortfolioTurnover	195.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$4,155,103,491
# of Portfolio Holdings	693
Portfolio Turnover Rate	195%
Total Advisory Fees Paid	$15,937,399

Holdings [Text Block]

Portfolio Breakdown

Value	Value
Governments - Treasuries	35.6%
Corporates - Investment Grade	23.4%
Mortgage Pass-Throughs	22.0%
Collateralized Mortgage Obligations	6.3%
Asset-Backed Securities	5.4%
Commercial Mortgage-Backed Securities	2.1%
Collateralized Loan Obligations	1.5%
Inflation-Linked Securities	1.5%
Other	3.4%
Short-Term Investments	6.9%
Other assets less liabilities	-8.1%

Material Fund Change [Text Block]
C000157747
Shareholder Report [Line Items]
Fund Name	New York Municipal Portfolio
Class Name	Advisor Class
Trading Symbol	ANIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the New York Municipal Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANIYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ANIYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month Period, all share classes of the Portfolio, except Class C, outperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). Overall security selection contributed, relative to the benchmark. In particular, security selection within special tax bonds contributed, while yield-curve positioning detracted. The Portfolio used interest rate swaps for hedging purposes, which added to overall performance for the period.

The Portfolio used interest rate swaps for hedging purposes, which added to overall performance for the period.

Line Graph [Table Text Block]
	Advisor Class	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
07/16	$10,000	$10,000	$10,000
09/16	$10,006	$9,987	$9,989
09/17	$10,040	$10,074	$10,089
09/18	$9,989	$10,109	$10,070
09/19	$10,590	$10,974	$10,716
09/20	$10,725	$11,423	$11,156
09/21	$11,095	$11,723	$11,304
09/22	$10,234	$10,375	$10,451
09/23	$10,542	$10,651	$10,690
09/24	$11,374	$11,756	$11,484

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 07/26/16
Advisor Class	7.81%	1.43%	1.59%
Bloomberg Municipal Bond Unhedged	10.63%	5.67%	1.99%
Bloomberg 1-10 Yr Municipal Bond Blend	7.44%	1.39%	1.70%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ANIYX-A for the most recent performance information.

Performance Inception Date	Jul. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,344,050,792
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 5,522,610
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,344,050,792
# of Portfolio Holdings	396
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$5,522,610

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	6.3%
AA	52.4%
A	12.3%
BBB	11.2%
BB	2.7%
B	0.5%
CC	0.2%
A-1+	1.2%
A-1	3.9%
SP-1+	0.6%
Pre-refunded	5.5%
Not Rated	3.2%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	86.4%
New Jersey	2.1%
Guam	2.1%
Connecticut	1.8%
Puerto Rico	1.2%
Michigan	1.2%
Nebraska	0.8%
Illinois	0.6%
Tennessee	0.5%
Colorado	0.4%
Alabama	0.4%
South Carolina	0.4%
Wisconsin	0.3%
Other	1.5%
Other assets less liabilities	0.3%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000030502
Shareholder Report [Line Items]
Fund Name	New York Municipal Portfolio
Class Name	Class A
Trading Symbol	ANIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the New York Municipal Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANIAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ANIAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month Period, all share classes of the Portfolio, except Class C, outperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). Overall security selection contributed, relative to the benchmark. In particular, security selection within special tax bonds contributed, while yield-curve positioning detracted. The Portfolio used interest rate swaps for hedging purposes, which added to overall performance for the period.

The Portfolio used interest rate swaps for hedging purposes, which added to overall performance for the period.

Line Graph [Table Text Block]
	Class A (with sales charges)	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
09/14	$9,699	$10,000	$10,000
09/15	$9,868	$10,316	$10,222
09/16	$10,232	$10,892	$10,569
09/17	$10,240	$10,987	$10,675
09/18	$10,162	$11,025	$10,655
09/19	$10,747	$11,968	$11,339
09/20	$10,856	$12,458	$11,804
09/21	$11,211	$12,785	$11,961
09/22	$10,308	$11,315	$11,058
09/23	$10,592	$11,616	$11,311
09/24	$11,398	$12,821	$12,152

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (without sales charges)	7.54%	1.18%	1.63%
Class A (with sales charges)	4.32%	0.56%	1.32%
Bloomberg Municipal Bond Unhedged	10.63%	5.67%	2.33%
Bloomberg 1-10 Yr Municipal Bond Blend	7.44%	1.39%	1.97%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ANIAX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,344,050,792
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 5,522,610
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,344,050,792
# of Portfolio Holdings	396
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$5,522,610

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	6.3%
AA	52.4%
A	12.3%
BBB	11.2%
BB	2.7%
B	0.5%
CC	0.2%
A-1+	1.2%
A-1	3.9%
SP-1+	0.6%
Pre-refunded	5.5%
Not Rated	3.2%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	86.4%
New Jersey	2.1%
Guam	2.1%
Connecticut	1.8%
Puerto Rico	1.2%
Michigan	1.2%
Nebraska	0.8%
Illinois	0.6%
Tennessee	0.5%
Colorado	0.4%
Alabama	0.4%
South Carolina	0.4%
Wisconsin	0.3%
Other	1.5%
Other assets less liabilities	0.3%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000030504
Shareholder Report [Line Items]
Fund Name	New York Municipal Portfolio
Class Name	Class C
Trading Symbol	ANMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the New York Municipal Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANMCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ANMCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.50%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month Period, all share classes of the Portfolio, except Class C, outperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). Overall security selection contributed, relative to the benchmark. In particular, security selection within special tax bonds contributed, while yield-curve positioning detracted. The Portfolio used interest rate swaps for hedging purposes, which added to overall performance for the period.

The Portfolio used interest rate swaps for hedging purposes, which added to overall performance for the period.

Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
09/14	$10,000	$10,000	$10,000
09/15	$10,095	$10,316	$10,222
09/16	$10,390	$10,892	$10,569
09/17	$10,320	$10,987	$10,675
09/18	$10,165	$11,025	$10,655
09/19	$10,669	$11,968	$11,339
09/20	$10,696	$12,458	$11,804
09/21	$10,963	$12,785	$11,961
09/22	$10,003	$11,315	$11,058
09/23	$10,202	$11,616	$11,311
09/24	$10,894	$12,821	$12,152

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C	6.73%	0.41%	0.86%
Bloomberg Municipal Bond Unhedged	10.63%	5.67%	2.33%
Bloomberg 1-10 Yr Municipal Bond Blend	7.44%	1.39%	1.97%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ANMCX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,344,050,792
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 5,522,610
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,344,050,792
# of Portfolio Holdings	396
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$5,522,610

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	6.3%
AA	52.4%
A	12.3%
BBB	11.2%
BB	2.7%
B	0.5%
CC	0.2%
A-1+	1.2%
A-1	3.9%
SP-1+	0.6%
Pre-refunded	5.5%
Not Rated	3.2%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	86.4%
New Jersey	2.1%
Guam	2.1%
Connecticut	1.8%
Puerto Rico	1.2%
Michigan	1.2%
Nebraska	0.8%
Illinois	0.6%
Tennessee	0.5%
Colorado	0.4%
Alabama	0.4%
South Carolina	0.4%
Wisconsin	0.3%
Other	1.5%
Other assets less liabilities	0.3%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000084886
Shareholder Report [Line Items]
Fund Name	New York Municipal Portfolio
Class Name	Municipal Class
Trading Symbol	SNNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the New York Municipal Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/SNNYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SNNYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Class	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month Period, all share classes of the Portfolio, except Class C, outperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). Overall security selection contributed, relative to the benchmark. In particular, security selection within special tax bonds contributed, while yield-curve positioning detracted. The Portfolio used interest rate swaps for hedging purposes, which added to overall performance for the period.

The Portfolio used interest rate swaps for hedging purposes, which added to overall performance for the period.

Line Graph [Table Text Block]
	Municipal Class	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
09/14	$10,000	$10,000	$10,000
09/15	$10,194	$10,316	$10,222
09/16	$10,592	$10,892	$10,569
09/17	$10,622	$10,987	$10,675
09/18	$10,562	$11,025	$10,655
09/19	$11,199	$11,968	$11,339
09/20	$11,336	$12,458	$11,804
09/21	$11,719	$12,785	$11,961
09/22	$10,795	$11,315	$11,058
09/23	$11,126	$11,616	$11,311
09/24	$11,989	$12,821	$12,152

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Municipal Class	7.75%	1.37%	1.83%
Bloomberg Municipal Bond Unhedged	10.63%	5.67%	2.33%
Bloomberg 1-10 Yr Municipal Bond Blend	7.44%	1.39%	1.97%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/SNNYX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,344,050,792
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 5,522,610
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,344,050,792
# of Portfolio Holdings	396
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$5,522,610

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	6.3%
AA	52.4%
A	12.3%
BBB	11.2%
BB	2.7%
B	0.5%
CC	0.2%
A-1+	1.2%
A-1	3.9%
SP-1+	0.6%
Pre-refunded	5.5%
Not Rated	3.2%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	86.4%
New Jersey	2.1%
Guam	2.1%
Connecticut	1.8%
Puerto Rico	1.2%
Michigan	1.2%
Nebraska	0.8%
Illinois	0.6%
Tennessee	0.5%
Colorado	0.4%
Alabama	0.4%
South Carolina	0.4%
Wisconsin	0.3%
Other	1.5%
Other assets less liabilities	0.3%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000083500
Shareholder Report [Line Items]
Fund Name	Tax-Aware Overlay B Portfolio
Class Name	Class 1
Trading Symbol	SBTOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tax-Aware Overlay B Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/SBTOX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SBTOX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$96	0.89%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, Tax Aware Overlay B outperformed the Bloomberg 5-Year General Obligation (“GO”) Municipal Bond Index (the “benchmark”) and their current composite benchmark. This outperformance was due to duration extension, options strategies and tactical equity shifts. An overweight in risk assets also contributed positively. However, higher treasury yields, Middle East conflict and US economic concerns led to a temporary correction, prompting the Portfolio to neutralize its risk asset exposure. As the benchmark rallied, the Portfolio increased its equity exposure, driven by inflation trends and favorable central bank messaging. A reduced equity overweight followed a sell-off due to unexpected US data, but a measured US Federal Reserve (the “Fed”) response and labor market normalization improved sentiment. Concerns about US growth, a BOJ hike and US election expectations raised fears of a hard landing. The Fed responded with a 0.50% rate cut, acknowledging progress in reducing inflation. The Portfolio maintained an overweight in return-seeking assets. During the 12-month period, the Portfolio used derivatives in the form of interest rate swaps, inflation swaps, futures and currency forwards for hedging and investment purposes, which added to overall performance, while credit default swaps, purchased options and total return swaps detracted.

Line Graph [Table Text Block]
	Class 1	Bloomberg Municipal Bond Index	19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS	Bloomberg 5-Year GO Municipal Bond Index
09/14	$10,000	$10,000	$10,000	$10,000
09/15	$9,940	$10,316	$9,943	$10,185
09/16	$10,356	$10,892	$10,622	$10,473
09/17	$11,000	$10,987	$11,243	$10,576
09/18	$11,205	$11,025	$11,630	$10,506
09/19	$11,408	$11,968	$12,209	$11,133
09/20	$11,742	$12,458	$13,137	$11,659
09/21	$13,164	$12,785	$14,529	$11,758
09/22	$11,459	$11,315	$12,872	$10,845
09/23	$11,755	$11,616	$13,849	$11,065
09/24	$13,700	$12,821	$15,891	$11,831

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class 1	16.54%	3.73%	3.20%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Bloomberg 5-Year GO Municipal Bond Index	6.93%	1.22%	1.70%
19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS	14.75%	5.41%	4.74%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 640,365,505
Holdings Count | Holding	350
Advisory Fees Paid, Amount	$ 4,027,669
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$640,365,505
# of Portfolio Holdings	350
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$4,027,669

Holdings [Text Block]

Portfolio BreakdownFootnote Reference1

Global Equity
US	24.6%
Developed International	7.1%
Emerging Markets	5.3%
Real Assets	-%
Global Bond
US	96.0%
Developed International	-%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Material Fund Change [Text Block]
C000083501
Shareholder Report [Line Items]
Fund Name	Tax-Aware Overlay B Portfolio
Class Name	Class 2
Trading Symbol	SBTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tax-Aware Overlay B Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/SBTTX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SBTTX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, Tax Aware Overlay B outperformed the Bloomberg 5-Year General Obligation (“GO”) Municipal Bond Index (the “benchmark”) and their current composite benchmark. This outperformance was due to duration extension, options strategies and tactical equity shifts. An overweight in risk assets also contributed positively. However, higher treasury yields, Middle East conflict and US economic concerns led to a temporary correction, prompting the Portfolio to neutralize its risk asset exposure. As the benchmark rallied, the Portfolio increased its equity exposure, driven by inflation trends and favorable central bank messaging. A reduced equity overweight followed a sell-off due to unexpected US data, but a measured US Federal Reserve (the “Fed”) response and labor market normalization improved sentiment. Concerns about US growth, a BOJ hike and US election expectations raised fears of a hard landing. The Fed responded with a 0.50% rate cut, acknowledging progress in reducing inflation. The Portfolio maintained an overweight in return-seeking assets. During the 12-month period, the Portfolio used derivatives in the form of interest rate swaps, inflation swaps, futures and currency forwards for hedging and investment purposes, which added to overall performance, while credit default swaps, purchased options and total return swaps detracted.

Line Graph [Table Text Block]
	Class 2	Bloomberg Municipal Bond Index	19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS	Bloomberg 5-Year GO Municipal Bond Index
09/14	$10,000	$10,069	$10,000	$10,000
09/15	$9,951	$10,357	$9,943	$10,185
09/16	$10,387	$10,778	$10,622	$10,473
09/17	$11,049	$11,014	$11,243	$10,576
09/18	$11,272	$10,957	$11,630	$10,506
09/19	$11,489	$11,989	$12,209	$11,133
09/20	$11,838	$12,420	$13,137	$11,659
09/21	$13,300	$12,748	$14,529	$11,758
09/22	$11,600	$11,221	$12,872	$10,845
09/23	$11,911	$11,517	$13,849	$11,065
09/24	$13,908	$12,821	$15,891	$11,831

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class 2	16.77%	3.90%	3.35%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Bloomberg 5-Year GO Municipal Bond Index	6.93%	1.22%	1.70%
19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS	14.75%	5.41%	4.74%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 640,365,505
Holdings Count | Holding	350
Advisory Fees Paid, Amount	$ 4,027,669
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$640,365,505
# of Portfolio Holdings	350
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$4,027,669

Holdings [Text Block]

Portfolio BreakdownFootnote Reference1

Global Equity
US	24.6%
Developed International	7.1%
Emerging Markets	5.3%
Real Assets	-%
Global Bond
US	96.0%
Developed International	-%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Material Fund Change [Text Block]